CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (205,963)	$ (32,320)	¥ 426,534	¥ 281,891
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for allowance for credit losses	105,825	16,606	2,715	9,037
Inventory write-down	89,516	14,047	108,461	76,169
Share-based compensation	196,547	30,843	108,440	75,183
Depreciation and amortization	206,936	32,473	151,724	120,096
Amortization of issuance cost of convertible senior notes	23,673	3,715	25,229	16,563
Deferred income tax	(63,655)	(9,989)	(563)	(16,786)
Loss on disposal of property and equipment	8,314	1,305	5,515	3,489
Gain on disposal of equity investees	(150)	(24)	0	0
Share of income in equity method investment	(3,300)	(518)	(5,470)	(4,768)
Impairment loss of investments	3,541	556	10,800	9,021
Unrealized loss related to investment securities	209,956	32,947	0	0
Exchange loss (gain)	(14,015)	(2,199)	3,065	10,729
Changes in operating assets and liabilities:
Accounts receivable	(98,601)	(15,473)	(400,112)	(247,806)
Inventories	(137,044)	(21,505)	(237,680)	(320,086)
Advances to suppliers	(243,776)	(38,254)	(70,941)	(39,232)
Prepayments and other current assets	3,120	490	(50,499)	(100,738)
Amounts due from related parties	(19,249)	(3,021)	(21,612)	12,947
Operating lease right-of-use assets	(570,777)	(89,567)	(84,199)	24,456
Other non-current assets	(28,742)	(4,510)	(10,070)	(10,959)
Accounts payable	39,311	6,169	(450,817)	(24,369)
Notes payable	28,783	4,517	290,128	183,923
Income tax payables	(26,693)	(4,189)	(9,378)	19,202
Amounts due to related party	28,796	4,519	38,201	(7,198)
Accrued expenses and other current liabilities	(254,576)	(39,949)	392,831	242,521
Operating lease liabilities	626,116	98,251	87,712	(11,889)
Net cash provided by (used in) operating activities	(96,107)	(15,080)	310,014	301,396
Cash flows from investing activities:
Purchases of property and equipment	(285,586)	(44,815)	(111,054)	(91,266)
Purchases of investment securities	(324,464)	(50,915)	0	0
Purchases of short-term investments	(954,905)	(149,845)	(1,977,841)	(1,532,028)
Maturity of short-term investments	2,388,364	374,786	1,541,453	765,969
Purchase of long-term time deposits	0	0	0	(211,599)
Additions of intangible assets	(67,194)	(10,544)	(47,525)	(61,611)
Investment in equity investees	(163,166)	(25,604)	(21,300)	(16,500)
Net cash received (paid) for business combination	(208,429)	(32,707)	(100)	13,584
Loan to a related party	(8,800)	(1,381)	0	0
Net cash (used in) provided by investing activities	375,820	58,975	(616,367)	(1,133,451)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon public offering in Hong Kong	0	0	3,127,305	0
Payment for public offering costs	(11,075)	(1,738)	(31,666)	0
Proceeds from short-term borrowings	548,462	86,066	235,389	916,603
Repayment of short-term borrowings	0	0	(663,879)	(924,313)
Repayment of long-term borrowings	0	0	0	(69,415)
Repurchase of ordinary shares	(1,060,353)	(166,393)	0	0
Proceeds from sale of a subsidiary's equity interest to Cainiao	1,290,847	202,562	0	4,500
Proceeds from exercises of stock options	52	8	430	1,705
Proceeds from issuance of convertible senior notes, net of issuance cost paid	0	0	(742)	1,847,802
Proceeds from ADS lending	0	0	0	9
Acquisition of non-controlling interests of subsidiaries	(17,980)	(2,821)	0	0
Net cash provided by financing activities	749,953	117,684	2,666,837	1,776,891
Net increase in cash, cash equivalents and restricted cash	1,029,666	161,579	2,360,484	944,836
Cash, cash equivalents and restricted cash, beginning of year	3,731,019	571,804	1,526,810	582,855
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(60,921)	4,112	(156,275)	(881)
Cash, cash equivalents and restricted cash, end of year	4,699,764	737,495	3,731,019	1,526,810
Cash and cash equivalents	4,606,545		3,579,665	1,144,451
Restricted cash	93,219	14,628	151,354	382,359
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	4,699,764		3,731,019	1,526,810
Supplemental disclosure of cash flow information:
Cash paid for interest	29,819	4,679	38,665	37,578
Cash paid for income tax	145,606	22,849	137,727	68,728
Supplemental disclosures of non-cash investing and financing activities:
Unpaid convertible senior notes offering costs	0	0	0	742
Unpaid Hong Kong public offering costs	0	0	11,075	0
Purchases of property and equipment included in payables	40,591	$ 6,370	6,456	59
Consideration payable (Note 9)	220,604		0	0
Subscription receivable from a non-controlling shareholder	¥ 101,686		¥ 0	¥ 0